Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Net interest income		$ 46,027	$ 44,778
Provision for (recovery of) loan losses		2,090	(32)
Noninterest income		12,629	10,162
Noninterest expense		41,368	39,040
Provision for income taxes	[1]	2,567	2,594
Net income		12,631	13,338
Assets		1,352,135	1,210,787
Banking [Member]
Segment Information [Abstract]
Net interest income		43,711	42,529
Provision for (recovery of) loan losses		2,025	(100)
Noninterest income		11,513	9,121
Noninterest expense		38,833	36,612
Provision for income taxes		2,394	2,429
Net income		11,972	12,709
Assets		$ 1,336,861	$ 1,195,974
Banking [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information [Abstract]
Concentration percentage		95.20%	94.20%
Consumer Finance [Member]
Segment Information [Abstract]
Net interest income		$ 2,316	$ 2,249
Provision for (recovery of) loan losses		65	68
Noninterest income		1,116	1,041
Noninterest expense		2,535	2,428
Provision for income taxes		173	165
Net income		659	629
Assets		$ 15,274	$ 14,813

[1]	Effective income tax rate was 16.9% for 2023 and 16.3% for 2022